Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 27,136
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Interest rate swap asset	27
Fair Value, Inputs, Level 3 [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	27,136	8,740
Interest Rate Swap [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Interest rate swap asset	$ 27